HVAC Exit Activities	12 Months Ended
Dec. 31, 2012
HVAC Exit Activities [Abstract]
HVAC Exit Activities

21.  HVAC Exit Activities

In August 2012, Roto-Rooter management made the decision to shut-down its one remaining heating, ventilation and air conditioning (HVAC) business located in Baltimore, Maryland.  The HVAC business was a portion of a larger business which included plumbing operations.  The plumbing and HVAC businesses shared facilities and administrative functions.  The costs and related cash flows of these shared facilities and administrative functions were not separately tracked or allocated for the HVAC operation.  As a result, the HVAC business does not qualify for discontinued operation treatment under US GAAP.  The operating results of the HVAC operation are reported in continuing operations in the consolidated financial statements for all periods presented.  The pretax costs incurred in conjunction with the shut-down were $1.1 million and are recorded in other operating expenses.  The costs comprise mainly severance and lease termination costs.